PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2055 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 27.6%
13,966  iShares Core S&P Mid-
Cap ETF
$ 3,691,214
5.8
24,582  iShares Core S&P
Small-Cap ETF
2,477,374
3.9
186,486  Vanguard FTSE
Developed Markets
ETF
8,531,734
13.3
44,692  Vanguard FTSE
Emerging Markets ETF
1,811,367
2.8
19,446  Vanguard Long-Term
Treasury ETF
1,168,121
1.8
Total Exchange-Traded
Funds
(Cost $17,376,567)
17,679,810
27.6
MUTUAL FUNDS : 72.4%
Affiliated Investment Companies : 18.2%
304,531  Voya Intermediate
Bond Fund - Class R6
2,600,696
4.1
318,056  Voya Multi-Manager
International Equity
Fund - Class I
3,021,531
4.7
382,863  Voya Multi-Manager
International Factors
Fund - Class I
3,392,167
5.3
259,793
(1)
Voya VACS Series
EME Fund
2,616,111
4.1
11,630,505
18.2
Unaffiliated Investment Companies : 54.2%
698,962  TIAA-CREF S&P
500 Index Fund
- Institutional Class
34,731,434
54.2
Total Mutual Funds
(Cost $43,277,477)
46,361,939
72.4
Total Long-Term
Investments
(Cost $60,654,044)
64,041,749
100.0
Total Investments in
Securities
(Cost $60,654,044) $ 64,041,749 100.0
Assets in Excess of
Other Liabilities 15,949 0.0
Net Assets $ 64,057,698 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2055 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 17,679,810 $ — $ — $ 17,679,810
Mutual Funds 46,361,939 — — 46,361,939
Total Investments, at fair value $ 64,041,749 $ — $ — $ 64,041,749
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund - Class R6 $ 1,937,441 $ 852,661 $ (157,888) $ (31,518) $ 2,600,696 $ 23,870 $ (1,560) $ —
Voya Multi-Manager International Equity
Fund - Class I 2,139,814 1,508,776 (633,349) 6,290 3,021,531 — 20,489 —
Voya Multi-Manager International Factors
Fund - Class I 2,378,123 1,642,891 (665,569) 36,722 3,392,167 — 42,816 —
Voya VACS Series EME Fund — 2,703,717 (24,694) (62,912) 2,616,111 — 105 —
$ 6,455,378 $ 6,708,045 $ (1,481,500) $ (51,418) $ 11,630,505 $ 23,870 $ 61,850 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,584,497
Gross Unrealized Depreciation (196,792)
Net Unrealized Appreciation $ 3,387,705